Note 17 - Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Number of Units Outstanding, CRSU (in shares)	45,063	58,171
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 219 days	1 year 219 days	1 year 182 days
Number of Units Granted, CRSU (in shares)	30,086	32,261
Number of Units Vested and settled in cash, CRSU (in shares)	(32,422)	(45,369)
Number of Units Outstanding, CRSU (in shares)	42,727	45,063	58,171
Non-vested, CRSU (in shares)	42,727
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 219 days